Income taxes (Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate) (Detail) - Japanese Tax Authority	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	31.10%	32.90%	35.20%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.40%	0.30%	1.50%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.30%	1.00%	1.00%
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	3.30%	2.40%	2.50%
Valuation allowance	(0.60%)	(0.40%)	(0.50%)
Tax credits	(4.80%)	(4.70%)	(5.30%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(1.90%)	(1.30%)	(2.40%)
Unrecognized tax benefits adjustments	0.40%	0.20%	3.20%
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates		(0.50%)	(1.90%)
Other	(0.50%)	(0.50%)	(2.40%)
Effective income tax rate	28.70%	29.40%	30.90%